Consolidated Balance Sheet (Parentheticals) (USD $)	Feb. 29, 2012	May 31, 2011	May 31, 2010
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	6,514,154	6,405,660	6,419,160
Preferred stock, shares outstanding	6,514,154	6,405,660	6,419,160
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	40,000,000
Common stock, shares issued	27,752,982	24,200,316	23,765,316
Common stock, shares outstanding	27,752,982	24,200,316	23,765,316